CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Revenue
Rentals of medical equipment	$ 69,192,000	$ 55,338,000
Sales of medical equipment and supplies	70,670,000	47,013,000
Total revenues	139,862,000	102,351,000
Cost of inventory sold	33,213,000	28,172,000
Operating expenses	65,203,000	44,805,000
Bad debt expense	12,225,000	7,957,000
Depreciation	20,453,000	16,212,000
Amortization of intangible assets	2,587,000	1,574,000
Stock-based compensation	5,493,000	4,952,000
Acquisition-related costs	797,000	233,000
Loss (gain) on sale of property and equipment	45,000	(94,000)
Other income from government grant	(4,885,000)
Operating income (loss)	4,731,000	(1,460,000)
Financing expenses
Interest expense on leases and loans	1,082,000	927,000
Interest expense on convertible debenture	609,000	838,000
Other interest expense, net	388,000	228,000
Loss on extinguishment of debt	281,000
Loss on settlement of shares to be issued	442,000
Loss on foreign currency transactions	144,000	173,000
Change in fair value of warrants		2,112,000
Change in fair value of debentures	(1,150,000)	3,591,000
Income (loss) before taxes	2,935,000	(9,329,000)
Recovery of income taxes	(1,904,000)	(3,155,000)
Net income (loss)	$ 4,839,000	$ (6,174,000)
Net income (loss) per share (Note 16)
Basic earnings per share	$ 0.14	$ (0.20)
Diluted earnings per share	$ 0.13	$ (0.20)
Weighted average number of common shares outstanding:
Basic	33,647	30,438
Diluted	36,302	30,438